Taxes (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Taxes [Line Items]
Income tax rate	12.60%	(88.10%)	2484.30%
Withholding tax rate	10.00%
PRC [Member]
Taxes [Line Items]
Income tax rate	25.00%
Hong Kong [Member]
Taxes [Line Items]
Income tax rate	16.50%